Exhibit 99.2

Discover Card Execution Note Trust

DiscoverSeries Monthly Statement

Distribution Date: March 15, 2013

Month Ending: February 28, 2013

Pursuant to the Indenture dated as of July 26, 2007, as amended, (the "Indenture") by and between Discover Card Execution Note Trust (the "Note Issuance Trust") and U.S. Bank National Association as Indenture Trustee (the "Indenture Trustee") and the Amended and Restated Indenture Supplement dated as of June 4, 2010, as amended, for the DiscoverSeries Notes, by and between the Note Issuance Trust and the Indenture Trustee (the "Indenture Supplement"), the Note Issuance Trust is required to prepare certain information each month regarding current distributions to noteholders. We have set forth below this information regarding the DiscoverSeries Notes and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Indenture or the Indenture Supplement. The Indenture and Indenture Supplement were filed with the Securities and Exchange Commission under file number 333-141703-02 as follows:

Indenture                                                                    As Exhibit 4.5 to the Note Issuance Trust's current report on Form 8-K filed on July 27, 2007.

Amended and Restated Indenture Supplement   As Exhibit 4.5 to the Note Issuance Trust's current report on Form 8-K filed on June 4, 2010.

1. Interest to be paid on this Distribution Date:
								Amount of interest paid
							Amount of	on this Distribution
			LIBOR	Interest		Number of Days in	interest paid on	Date per $1,000
			Determination	Payment		the Interest	this Distribution	Outstanding Dollar
Tranche	CUSIP Number		Date	Date	Interest Rate	Accrual Period	Date	Principal Amount
Class A (2007-1)	254683	AC9		03/15/2013	5.65000%	30	$4,708,333.33	$4.708333330
Class A (2008-4)	254683	AH8		03/15/2013	5.65000%	30	$3,531,250.00	$4.708333333
Class A (2008-C)							$0.00	$0.000000000
Class A (2010-1)	254683	AL9	02/13/2013	03/15/2013	0.85120%	28	$496,533.33	$0.662044440
Class A (2010-2)	254683	AN5	02/13/2013	03/15/2013	0.78120%	28	$364,560.00	$0.607600000
Class A (2010-A)				03/15/2013	0.89349%	28	$173,734.53	$0.694938120
Class A (2010-B)							$0.00	$0.000000000
Class A (2010-C)							$0.00	$0.000000000
Class A (2010-D)							$0.00	$0.000000000
Class A (2010-E)							$0.00	$0.000000000
Class A (2011-1)	254683	AP0	02/13/2013	03/15/2013	0.55120%	28	$428,711.11	$0.428711110
Class A (2011-2)	254683	AQ8	02/13/2013	03/15/2013	0.41120%	28	$319,822.22	$0.319822220
Class A (2011-3)	254683	AR6	02/13/2013	03/15/2013	0.41120%	28	$255,857.78	$0.319822225
Class A (2011-4)	254683	AS4	02/13/2013	03/15/2013	0.55120%	28	$171,484.44	$0.428711100
Class A (2011-A)				03/15/2013	0.50668%	28	$197,044.08	$0.394088160
Class A (2011-B)							$0.00	$0.000000000
Class A (2011-C)							$0.00	$0.000000000
Class A (2012-1)	254683	AT2		03/15/2013	0.81000%	30	$675,000.00	$0.675000000
Class A (2012-2)	254683	AU9	02/13/2013	03/15/2013	0.35120%	28	$273,155.56	$0.273155560
Class A (2012-3)	254683	AV7		03/15/2013	0.86000%	30	$573,333.33	$0.716666663
Class A (2012-4)	254683	AW5	02/13/2013	03/15/2013	0.57120%	28	$288,773.33	$0.444266662
Class A (2012-5)	254683	AX3	02/13/2013	03/15/2013	0.40120%	28	$202,828.89	$0.312044446
Class A (2012-6)	254683	AY1		03/15/2013	1.67000%	30	$1,391,666.67	$1.391666670
Class A (2012-A)							$0.00	$0.000000000
Class A (2013-1)	254683	BB0	02/13/2013	03/15/2013	0.50220%	30	$334,800.00	$0.418500000
Class A (2013-2)	254683	BA2		03/15/2013	0.69000%	32	$552,000.00	$0.613333333
Total Class A							$14,938,888.60
Class B (2007-1)	254683	AB1	02/13/2013	03/15/2013	0.44120%	28	$68,631.11	$0.343155550
Class B (2011-2)					0.00000%		$0.00	$0.000000000
Class B (2011-3)					0.00000%		$0.00	$0.000000000
Class B (2012-1)					0.00000%		$0.00	$0.000000000
Class B (2012-2)					0.00000%		$0.00	$0.000000000
Class B (2012-3)	254683	AZ8	02/13/2013	03/15/2013	0.65120%	28	$126,622.22	$0.506488880
Total Class B							$195,253.33
Class C (2011-2)					0.00000%		$0.00	$0.000000000
Class C (2011-3)					0.00000%		$0.00	$0.000000000
Class C (2012-1)					0.00000%		$0.00	$0.000000000
Class C (2012-2)					0.00000%		$0.00	$0.000000000
Class C (2012-3)					0.00000%		$0.00	$0.000000000
Total Class C							$0.00

Total	$15,134,141.93

2. Principal to be paid on this Distribution Date:

				Shortfall	Amount	Amount of	Total amount
				in scheduled	of principal	principal paid per	of principal
			Scheduled principal	principal	paid on this	$1,000 of Stated	paid through this
Tranche	CUSIP Number		payments	payments	Distribution Date	Principal Amount	Distribution Date
Class A (2007-1)	254683	AC9	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-4)	254683	AH8	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-C)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2010-1)	254683	AL9	$750,000,000.00	$0.00	$750,000,000.00	$1,000.000000000	$750,000,000.00
Class A (2010-2)	254683	AN5	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2010-A)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2010-B)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2010-C)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2010-D)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2010-E)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2011-1)	254683	AP0	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2011-2)	254683	AQ8	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2011-3)	254683	AR6	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2011-4)	254683	AS4	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2011-A)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2011-B)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2011-C)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2012-1)	254683	AT2	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2012-2)	254683	AU9	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2012-3)	254683	AV7	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2012-4)	254683	AW5	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2012-5)	254683	AX3	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2012-6)	254683	AY1	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2012-A)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2013-1)	254683	BB0	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2013-2)	254683	BA2	$0.00	$0.00	$0.00	$0.000000000	$0.00
Total Class A			$750,000,000.00	$0.00	$750,000,000.00		$750,000,000.00
Class B (2007-1)	254683	AB1	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2011-2)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2011-3)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2012-1)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2012-2)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2012-3)	254683	AZ8	$0.00	$0.00	$0.00	$0.000000000	$0.00
Total Class B			$0.00	$0.00	$0.00		$0.00
Class C (2011-2)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class C (2011-3)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class C (2012-1)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class C (2012-2)			$0.00	$0.00	$0.00	$0.000000000	$0.00
Class C (2012-3)			$0.00	$0.00	$0.00	$0.000000000	$0.00

Total Class C		$0.00	$0.00	$0.00	$0.00
Class D (2009-1)	(1)	$102,272,727.00	$0.00	$102,272,727.00
Total Class D		$102,272,727.00	$0.00	$102,272,727.00
Total		$852,272,727.00	$0.00	$852,272,727.00

3. Principal Amount and Nominal Liquidation Amount (as of end of February 2013 ):
(reflects issuances during February 2013 and principal payments and Nominal Liquidation Amount Deficits after giving effect to all allocations on this Distribution Date)

			Adjusted Outstanding	Nominal
	Stated Principal	Outstanding Dollar	Dollar Principal	Liquidation
Tranche	Amount	Principal Amount	Amount	Amount
Class A (2007-1)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2008-4)	$750,000,000.00	$750,000,000.00	$750,000,000.00	$750,000,000.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00
Class A (2010-1)	$750,000,000.00	$0.00	$0.00	$0.00
Class A (2010-2)	$600,000,000.00	$600,000,000.00	$600,000,000.00	$600,000,000.00
Class A (2010-A)	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00
Class A (2011-1)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2011-2)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2011-3)	$800,000,000.00	$800,000,000.00	$800,000,000.00	$800,000,000.00
Class A (2011-4)	$400,000,000.00	$400,000,000.00	$400,000,000.00	$400,000,000.00
Class A (2011-A)	$500,000,000.00	$500,000,000.00	$500,000,000.00	$500,000,000.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00
Class A (2011-C)	$0.00	$0.00	$0.00	$0.00
Class A (2012-1)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2012-2)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2012-3)	$800,000,000.00	$800,000,000.00	$800,000,000.00	$800,000,000.00
Class A (2012-4)	$650,000,000.00	$650,000,000.00	$650,000,000.00	$650,000,000.00
Class A (2012-5)	$650,000,000.00	$650,000,000.00	$650,000,000.00	$650,000,000.00
Class A (2012-6)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$800,000,000.00	$800,000,000.00	$800,000,000.00	$800,000,000.00
Class A (2013-2)	$900,000,000.00	$900,000,000.00	$900,000,000.00	$900,000,000.00
Total Class A	$13,850,000,000.00	$13,100,000,000.00	$13,100,000,000.00	$13,100,000,000.00
Class B (2007-1)	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
Class B (2011-2)	$175,000,000.00	$174,472,265.60	$174,472,265.60	$175,000,000.00
Class B (2011-3)	$290,000,000.00	$288,446,856.64	$288,446,856.64	$290,000,000.00
Class B (2012-1)	$290,000,000.00	$287,865,624.13	$287,865,624.13	$290,000,000.00
Class B (2012-2)	$105,000,000.00	$104,200,442.50	$104,200,442.50	$105,000,000.00
Class B (2012-3)	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
Total Class B	$1,310,000,000.00	$1,304,985,188.87	$1,304,985,188.87	$1,310,000,000.00
Class C (2011-2)	$220,000,000.00	$218,917,920.85	$218,917,920.85	$220,000,000.00
Class C (2011-3)	$365,000,000.00	$361,481,034.96	$361,481,034.96	$365,000,000.00
Class C (2012-1)	$370,000,000.00	$365,431,085.76	$365,431,085.76	$370,000,000.00
Class C (2012-2)	$395,000,000.00	$389,478,986.18	$389,478,986.18	$395,000,000.00
Class C (2012-3)	$265,000,000.00	$261,207,118.60	$261,207,118.60	$265,000,000.00
Total Class C	$1,615,000,000.00	$1,596,516,146.35	$1,596,516,146.35	$1,615,000,000.00

Class D (2009-1)	$2,185,227,273.00	$2,185,227,273.00	$2,185,227,273.00	$2,185,227,273.00
Total Class D	$2,185,227,273.00	$2,185,227,273.00	$2,185,227,273.00	$2,185,227,273.00
Total	$18,960,227,273.00	$18,186,728,608.22	$18,186,728,608.22	$18,210,227,273.00

4. Nominal Liquidation Amount for Tranches of Notes Outstanding:
(including all tranches issued as of the end of February 2013, after taking into account all allocations expected to occur on this Distribution Date)
			Increase due to				Reductions	Reductions
	Nominal Increase due		withdrawals of	Increase due to		Increases and	due to	due to	Nominal	Cumulative
	Liquidation	to Accretion	Prefunding Excess	reimbursement	Reductions due	reductions due	reallocation	deposits into	Liquidation	unreimbursed
	Amount as of the	of Principal	Amounts from	of Nominal	to allocation	to reallocation	of Series	Principal	Amount as	Nominal
	beginning of Due	for Discount	Principal Funding	Liquidation	of charged-off	of charged-off	Principal	Funding	of the end of	Liquidation
Tranche	Period	Notes	Subaccount	Amout Deficits	receivables	receivables	Amounts	Subaccount	the Due Period	Amount Deficit
Class A (2007-1)	$1,000,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,000,000,000	$0.00
Class A (2008-4)	$750,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$750,000,000	$0.00
Class A (2008-C)	$0	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$0	$0.00
Class A (2010-1)	$750,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$750,000,000.00	$0	$0.00
Class A (2010-2)	$600,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$600,000,000	$0.00
Class A (2010-A)	$250,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$250,000,000	$0.00
Class A (2010-B)	$0	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$0	$0.00
Class A (2010-C)	$0	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$0	$0.00
Class A (2010-D)	$0	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$0	$0.00
Class A (2010-E)	$0	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$0	$0.00
Class A (2011-1)	$1,000,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,000,000,000	$0.00
Class A (2011-2)	$1,000,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,000,000,000	$0.00
Class A (2011-3)	$800,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$800,000,000	$0.00
Class A (2011-4)	$400,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$400,000,000	$0.00
Class A (2011-A)	$500,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$500,000,000	$0.00
Class A (2011-B)	$0	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$0	$0.00
Class A (2011-C)	$0	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$0	$0.00
Class A (2012-1)	$1,000,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,000,000,000	$0.00
Class A (2012-2)	$1,000,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,000,000,000	$0.00
Class A(2012-3)	$800,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$800,000,000	$0.00
Class A(2012-4)	$650,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$650,000,000	$0.00
Class A(2012-5)	$650,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$650,000,000	$0.00
Class A(2012-6)	$1,000,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,000,000,000	$0.00
Class A (2012-A)	$0	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$0	$0.00
Class A(2013-1)	$800,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$800,000,000	$0.00
Class A(2013-2)	$900,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$900,000,000	$0.00
Total Class A	$13,850,000,000		$0.00	$0.00	$0.00	$0.00	N/A	$750,000,000.00	$13,100,000,000	$0.00
Class B (2007-1)	$200,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$200,000,000	$0.00
Class B (2011-2)	$175,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$175,000,000	$0.00
Class B (2011-3)	$290,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$290,000,000	$0.00
Class B(2012-1)	$290,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$290,000,000	$0.00
Class B(2012-2)	$105,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$105,000,000	$0.00
Class B(2012-3)	$250,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$250,000,000	$0.00
Total Class B	$1,310,000,000		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,310,000,000	$0.00
Class C (2011-2)	$220,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$220,000,000	$0.00
Class C (2011-3)	$365,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$365,000,000	$0.00
Class C(2012-1)	$370,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$370,000,000	$0.00
Class C(2012-2)	$395,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$395,000,000	$0.00
Class C(2012-3)	$265,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$265,000,000	$0.00

Total Class C	$1,615,000,000		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,615,000,000	$0.00
Class D (2009-1)	$2,287,500,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$102,272,727.00	$2,185,227,273	$0.00
Total Class D	$2,287,500,000		$0.00	$0.00	$0.00	$0.00	$0.00	$102,272,727.00	$2,185,227,273	$0.00
Total	$19,062,500,000		$0.00	$0.00	$0.00	$0.00	$0.00	$852,272,727.00	$18,210,227,273	$0.00

5. Targeted Deposits to Principal Funding Subaccounts with respect to this Distribution Date:
		Targeted deposit to Principal Funding Subaccount
	Beginning	Amount		Shortfalls in targeted		Amounts withdrawn	Prefunding		Income earned on
	Principal	scheduled to be		deposit to Principal		from Principal	Excess Amounts		funds on deposit
	Funding	deposited on this		Funding Subaccount	Actual deposit to	Funding Subacccount	withdrawn from	Ending Principal	in Principal
	Subaccount	Distribution	Previous	with respect to this	Principal Funding	for payment	Principal Funding	Funding	funding
Tranche	balance	Date	shortfalls	Distribution Date	Subaccount	to Noteholders	Subaccount	Subaccount balance	Subaccount
Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-1)	$0.00	$750,000,000.00	$0.00	$0.00	$750,000,000.00	$750,000,000.00	$0.00	$0.00	$0.00
Class A (2010-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2012-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2012-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2012-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2012-6)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2013-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$0.00	$750,000,000.00	$0.00	$0.00	$750,000,000.00	$750,000,000.00	$0.00	$0.00	$0.00
Class B (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2011-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2011-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B(2012-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B(2012-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B(2012-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2011-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2011-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C(2012-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C(2012-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C(2012-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class D (2009-1)	$0.00	$102,272,727.00	$0.00	$0.00	$102,272,727.00	$102,272,727.00	$0.00	$0.00	$0.00
Total Class D	$0.00	$102,272,727.00	$0.00	$0.00	$102,272,727.00	$102,272,727.00	$0.00	$0.00	$0.00
Total	$0.00	$852,272,727.00	$0.00	$0.00	$852,272,727.00	$852,272,727.00	$0.00	$0.00	$0.00

6. Prefunding with respect to this Distribution Date:

				Prefunding	Actual deposit
	Beginning	Prefunded amount		Excess Amounts	to Principal
	balance of	applied to	Targeted	withdrawn from	Funding	Ending balance
	prefunded	scheduled	Prefunding	Principal Funding	Subaccount for	of prefunded
Tranche	deposits	principal deposits	Deposits	Subaccount	Prefunding	deposits

Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2012-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2012-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2012-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2012-6)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2013-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2011-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2011-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B(2012-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B(2012-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B(2012-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

7. Targeted Deposits to Interest Funding Subaccounts with respect to this Distribution Date:
		Targeted deposit to Interest Funding Subaccount with
		respect to this Distribution Date			Shortfalls in
					targeted deposit		Amounts withdrawn		Income earned
	Beginning	Interest accrued		Total targeted	to Interest Funding		from Interest	Ending Interest	on funds
	Interest Funding	during monthly		deposit to	Subaccount with	Actual deposit to	Funding Subacccount	Funding	on deposit in
	Subaccount	interest	Previous	Interest Funding	respect to this	Interest Funding	for payment	Subaccount	Interest Funding
Tranche	balance	accrual period	shortfalls	Subaccount	Distribution Date	Subaccount	to Noteholders	balance	Subaccount
Class A (2007-1)	$0.00	$4,708,333.33	$0.00	$4,708,333.33	$0.00	$4,708,333.33	$4,708,333.33	$0.00	$0.00
Class A (2008-4)	$0.00	$3,531,250.00	$0.00	$3,531,250.00	$0.00	$3,531,250.00	$3,531,250.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-1)	$0.00	$496,533.33	$0.00	$496,533.33	$0.00	$496,533.33	$496,533.33	$0.00	$0.00
Class A (2010-2)	$0.00	$364,560.00	$0.00	$364,560.00	$0.00	$364,560.00	$364,560.00	$0.00	$0.00
Class A (2010-A)	$0.00	$173,734.53	$0.00	$173,734.53	$0.00	$173,734.53	$173,734.53	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-1)	$0.00	$428,711.11	$0.00	$428,711.11	$0.00	$428,711.11	$428,711.11	$0.00	$0.00
Class A (2011-2)	$0.00	$319,822.22	$0.00	$319,822.22	$0.00	$319,822.22	$319,822.22	$0.00	$0.00
Class A (2011-3)	$0.00	$255,857.78	$0.00	$255,857.78	$0.00	$255,857.78	$255,857.78	$0.00	$0.00
Class A (2011-4)	$0.00	$171,484.44	$0.00	$171,484.44	$0.00	$171,484.44	$171,484.44	$0.00	$0.00
Class A (2011-A)	$0.00	$197,044.08	$0.00	$197,044.08	$0.00	$197,044.08	$197,044.08	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-1)	$0.00	$675,000.00	$0.00	$675,000.00	$0.00	$675,000.00	$675,000.00	$0.00	$0.00
Class A (2012-2)	$0.00	$273,155.56	$0.00	$273,155.56	$0.00	$273,155.56	$273,155.56	$0.00	$0.00
Class A(2012-3)	$0.00	$573,333.33	$0.00	$573,333.33	$0.00	$573,333.33	$573,333.33	$0.00	$0.00
Class A(2012-4)	$0.00	$288,773.33	$0.00	$288,773.33	$0.00	$288,773.33	$288,773.33	$0.00	$0.00
Class A(2012-5)	$0.00	$202,828.89	$0.00	$202,828.89	$0.00	$202,828.89	$202,828.89	$0.00	$0.00
Class A(2012-6)	$0.00	$1,391,666.67	$0.00	$1,391,666.67	$0.00	$1,391,666.67	$1,391,666.67	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2013-1)	$0.00	$334,800.00	$0.00	$334,800.00	$0.00	$334,800.00	$334,800.00	$0.00	$0.00
Class A(2013-2)	$0.00	$552,000.00	$0.00	$552,000.00	$0.00	$552,000.00	$552,000.00	$0.00	$0.00
Total Class A	$0.00	$14,938,888.60	$0.00	$14,938,888.60	$0.00	$14,938,888.60	$14,938,888.60	$0.00	$0.00
Class B (2007-1)	$0.00	$68,631.11	$0.00	$68,631.11	$0.00	$68,631.11	$68,631.11	$0.00	$0.00
Class B (2011-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2011-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B(2012-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B(2012-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B(2012-3)	$0.00	$126,622.22	$0.00	$126,622.22	$0.00	$126,622.22	$126,622.22	$0.00	$0.00
Total Class B	$0.00	$195,253.33	$0.00	$195,253.33	$0.00	$195,253.33	$195,253.33	$0.00	$0.00
Class C (2011-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2011-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C(2012-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C(2012-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Class C(2012-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$0.00	$15,134,141.93	$0.00	$15,134,141.93	$0.00	$15,134,141.93	$15,134,141.93	$0.00	$0.00

8. Deposits to and withdrawals from Class C Reserve Subaccounts (2):

					Amounts
		Income earned			withdrawn from
	Beginning Class	on funds on			Class C Reserve	Excess amounts	Ending Class C	Cumulative
	C Reserve	deposit in Class	Targeted deposit to	Actual deposit to	Subaccount for	withdrawn from	Reserve	Shortfall in Class
	Subaccount	C Reserve	Class C Reserve	Class C Reserve	application to	Class C Reserve	Subaccount	C Reserve
Tranche	balance	Subaccount	Subaccount	Subaccount	Class C Notes	Subaccount	balance	Subaccount
Class C (2011-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2011-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C(2012-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C(2012-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C(2012-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

9. Deposits to and withdrawals from Accumulation Reserve Subaccounts:
				Amounts
				withdrawn from
	Beginning			Accumulation	Excess amounts		Income earned on
	Accumulation	Targeted deposit to	Actual deposit to	Reserve	withdrawn from	Ending	funds on deposit
	Reserve	Accumulation	Accumulation	Subaccount for use	Accumulation	Accumulation	in Accumulation
	Subaccount	Reserve	Reserve	as Series Finance	Reserve	Reserve	Reserve
Tranche	balance	Subaccount	Subaccount	Charge Amounts	Subaccount	Subaccount balance	Subaccount
Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2012-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2012-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2012-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2012-6)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2013-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2011-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2011-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B(2012-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B(2012-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B(2012-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2011-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2011-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C(2012-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C(2012-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C(2012-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

10. Class A: Required Subordinated Amount; Available Subordinated Amount; Usage:

	Required Subordinated Amount		Available Subordinated Amount of
	of Class B Notes		Class B Notes		Usage of Class B
	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date
Class A (2007-1)	$72,847,682.10	$72,847,682.10	$72,847,682.10	$72,847,682.10	$0.00	$0.00
Class A (2008-4)	$54,635,761.58	$54,635,761.58	$54,635,761.58	$54,635,761.58	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-1)	$54,635,761.58	$0.00	$54,635,761.58	$0.00	$0.00	$0.00
Class A (2010-2)	$43,708,609.26	$43,708,609.26	$43,708,609.26	$43,708,609.26	$0.00	$0.00
Class A (2010-A)	$18,211,920.53	$18,211,920.53	$18,211,920.53	$18,211,920.53	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-1)	$72,847,682.10	$72,847,682.10	$72,847,682.10	$72,847,682.10	$0.00	$0.00
Class A (2011-2)	$72,847,682.10	$72,847,682.10	$72,847,682.10	$72,847,682.10	$0.00	$0.00
Class A (2011-3)	$58,278,145.68	$58,278,145.68	$58,278,145.68	$58,278,145.68	$0.00	$0.00
Class A (2011-4)	$29,139,072.84	$29,139,072.84	$29,139,072.84	$29,139,072.84	$0.00	$0.00
Class A (2011-A)	$36,423,841.05	$36,423,841.05	$36,423,841.05	$36,423,841.05	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-1)	$72,847,682.10	$72,847,682.10	$72,847,682.10	$72,847,682.10	$0.00	$0.00
Class A (2012-2)	$72,847,682.10	$72,847,682.10	$72,847,682.10	$72,847,682.10	$0.00	$0.00
Class A(2012-3)	$58,278,145.68	$58,278,145.68	$58,278,145.68	$58,278,145.68	$0.00	$0.00
Class A(2012-4)	$47,350,993.36	$47,350,993.36	$47,350,993.36	$47,350,993.36	$0.00	$0.00
Class A(2012-5)	$47,350,993.36	$47,350,993.36	$47,350,993.36	$47,350,993.36	$0.00	$0.00
Class A(2012-6)	$72,847,682.10	$72,847,682.10	$72,847,682.10	$72,847,682.10	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2013-1)	$0.00	$58,278,145.68	$0.00	$58,278,145.68	$0.00	$0.00
Class A(2013-2)	$0.00	$65,562,913.89	$0.00	$65,562,913.89	$0.00	$0.00
Total Class A	$885,099,337.52	$954,304,635.51	$885,099,337.52	$954,304,635.51	$0.00	$0.00

	Required Subordinated Amount of		Available Subordinated Amount of
	Class C Notes		Class C Notes		Usage of Class C
	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date
Class A (2007-1)	$92,715,231.80	$92,715,231.80	$92,715,231.80	$92,715,231.80	$0.00	0.00
Class A (2008-4)	$69,536,423.85	$69,536,423.85	$69,536,423.85	$69,536,423.85	$0.00	0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2010-1)	$69,536,423.85	$0.00	$69,536,423.85	$0.00	$0.00	0.00
Class A (2010-2)	$55,629,139.08	$55,629,139.08	$55,629,139.08	$55,629,139.08	$0.00	0.00
Class A (2010-A)	$23,178,807.95	$23,178,807.95	$23,178,807.95	$23,178,807.95	$0.00	0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2011-1)	$92,715,231.80	$92,715,231.80	$92,715,231.80	$92,715,231.80	$0.00	0.00
Class A (2011-2)	$92,715,231.80	$92,715,231.80	$92,715,231.80	$92,715,231.80	$0.00	0.00
Class A (2011-3)	$74,172,185.44	$74,172,185.44	$74,172,185.44	$74,172,185.44	$0.00	0.00
Class A (2011-4)	$37,086,092.72	$37,086,092.72	$37,086,092.72	$37,086,092.72	$0.00	0.00
Class A (2011-A)	$46,357,615.90	$46,357,615.90	$46,357,615.90	$46,357,615.90	$0.00	0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2011-C)	$0.00	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2012-1)	$92,715,231.80	$92,715,231.80	$92,715,231.80	$92,715,231.80	$0.00	0.00
Class A (2012-2)	$92,715,231.80	$92,715,231.80	$92,715,231.80	$92,715,231.80	$0.00	0.00
Class A(2012-3)	$74,172,185.44	$74,172,185.44	$74,172,185.44	$74,172,185.44	$0.00	0.00
Class A(2012-4)	$60,264,900.67	$60,264,900.67	$60,264,900.67	$60,264,900.67	$0.00	0.00
Class A(2012-5)	$60,264,900.67	$60,264,900.67	$60,264,900.67	$60,264,900.67	$0.00	0.00
Class A(2012-6)	$92,715,231.80	$92,715,231.80	$92,715,231.80	$92,715,231.80	$0.00	0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	0.00
Class A(2013-1)	$0.00	$74,172,185.44	$0.00	$74,172,185.44	$0.00	0.00
Class A(2013-2)	$0.00	$83,443,708.62	$0.00	$83,443,708.62	$0.00	0.00
Total Class A	1,126,490,066.37	1,214,569,536.58	1,126,490,066.37	1,214,569,536.58	$0.00	$0.00

	Required Subordinated Amount of		Available Subordinated Amount of
	Class D Notes		Class D Notes		Usage of Class D
	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date
Class A (2007-1)	$158,940,397.40	$158,940,397.40	$158,940,397.40	$158,940,397.40	$0.00	$0.00
Class A (2008-4)	$119,205,298.05	$119,205,298.05	$119,205,298.05	$119,205,298.05	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-1)	$119,205,298.05	$0.00	$119,205,298.05	$0.00	$0.00	$0.00
Class A (2010-2)	$95,364,238.44	$95,364,238.44	$95,364,238.44	$95,364,238.44	$0.00	$0.00
Class A (2010-A)	$39,735,099.35	$39,735,099.35	$39,735,099.35	$39,735,099.35	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-1)	$158,940,397.40	$158,940,397.40	$158,940,397.40	$158,940,397.40	$0.00	$0.00
Class A (2011-2)	$158,940,397.40	$158,940,397.40	$158,940,397.40	$158,940,397.40	$0.00	$0.00
Class A (2011-3)	$127,152,317.92	$127,152,317.92	$127,152,317.92	$127,152,317.92	$0.00	$0.00
Class A (2011-4)	$63,576,158.96	$63,576,158.96	$63,576,158.96	$63,576,158.96	$0.00	$0.00
Class A (2011-A)	$79,470,198.70	$79,470,198.70	$79,470,198.70	$79,470,198.70	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-1)	$158,940,397.40	$158,940,397.40	$158,940,397.40	$158,940,397.40	$0.00	$0.00
Class A (2012-2)	$158,940,397.40	$158,940,397.40	$158,940,397.40	$158,940,397.40	$0.00	$0.00
Class A(2012-3)	$127,152,317.92	$127,152,317.92	$127,152,317.92	$127,152,317.92	$0.00	$0.00
Class A(2012-4)	$103,311,258.31	$103,311,258.31	$103,311,258.31	$103,311,258.31	$0.00	$0.00
Class A(2012-5)	$103,311,258.31	$103,311,258.31	$103,311,258.31	$103,311,258.31	$0.00	$0.00
Class A(2012-6)	$158,940,397.40	$158,940,397.40	$158,940,397.40	$158,940,397.40	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2013-1)	$0.00	$127,152,317.92	$0.00	$127,152,317.92	$0.00	$0.00
Class A(2013-2)	$0.00	$143,046,357.66	$0.00	$143,046,357.66	$0.00	$0.00
Total Class A	$1,931,125,828.41	$2,082,119,205.94	$1,931,125,828.41	$2,082,119,205.94	$0.00	$0.00

11. Class B: Required Subordinated Amount; Available Subordinated Amount; Usage:

	Required Subordinated Amount of		Available Subordinated Amount of
	Class C Notes		Class C Notes		Usage of Class C
	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date
Class B (2007-1)	$177,589,294.09	$190,123,456.74	$177,589,294.09	$190,123,456.74	$0.00	$0.00
Class B (2011-2)	$155,390,632.33	$166,358,024.65	$155,390,632.33	$166,358,024.65	$0.00	$0.00
Class B (2011-3)	$257,504,476.42	$275,679,012.28	$257,504,476.42	$275,679,012.28	$0.00	$0.00
Class B(2012-1)	$257,504,476.42	$275,679,012.28	$257,504,476.42	$275,679,012.28	$0.00	$0.00
Class B(2012-2)	$93,234,379.40	$99,814,814.78	$93,234,379.40	$99,814,814.78	$0.00	$0.00
Class B(2012-3)	$221,986,617.60	$237,654,320.92	$221,986,617.60	$237,654,320.92	$0.00	$0.00
Total Class B	$1,163,209,876.26	$1,245,308,641.65	$1,163,209,876.26	$1,245,308,641.65	$0.00	$0.00

	Required Subordinated Amount of		Available Subordinated Amount of
	Class D Notes		Class D Notes		Usage of Class D
	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date
Class B (2007-1)	$304,438,789.86	$325,925,925.85	$304,438,789.86	$325,925,925.85	$0.00	$0.00
Class B (2011-2)	$266,383,941.13	$285,185,185.10	$266,383,941.13	$285,185,185.10	$0.00	$0.00
Class B (2011-3)	$441,436,245.28	$472,592,592.47	$441,436,245.28	$472,592,592.47	$0.00	$0.00
Class B(2012-1)	$441,436,245.28	$472,592,592.47	$441,436,245.28	$472,592,592.47	$0.00	$0.00
Class B(2012-2)	$159,830,364.67	$171,111,111.05	$159,830,364.67	$171,111,111.05	$0.00	$0.00
Class B(2012-3)	$380,548,487.32	$407,407,407.30	$380,548,487.32	$407,407,407.30	$0.00	$0.00
Total Class B	$1,994,074,073.54	$2,134,814,814.24	$1,994,074,073.54	$2,134,814,814.24	$0.00	$0.00

12. Class C: Required Subordinated Amount; Available Subordinated Amount; Usage:

	Required Subordinated Amount of		Available Subordinated Amount of
	Class D Notes		Class D Notes		Usage of Class D
	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date
Class C (2011-2)	$280,030,959.70	$297,678,018.51	$280,030,959.70	$297,678,018.51	$0.00	$0.00
Class C (2011-3)	$464,596,819.49	$493,874,894.34	$464,596,819.49	$493,874,894.34	$0.00	$0.00
Class C(2012-1)	$470,961,159.49	$500,640,303.85	$470,961,159.49	$500,640,303.85	$0.00	$0.00
Class C(2012-2)	$502,782,859.45	$534,467,351.42	$502,782,859.45	$534,467,351.42	$0.00	$0.00
Class C(2012-3)	$337,310,019.64	$358,566,704.11	$337,310,019.64	$358,566,704.11	$0.00	$0.00
Total Class C	$2,055,681,817.77	$2,185,227,272.23	$2,055,681,817.77	$2,185,227,272.23	$0.00	$0.00

13. Excess Spread Triggers:

	For this	For the preceding Distribution	For the second preceding	Three-month average for this
	Distribution Date	Date	Distribution Date	Distribution Date
Excess Spread Amount (3)	$203,518,956.99	$176,386,188.22	$197,723,778.75	$192,542,974.65
Excess Spread Percentage (4)	12.81%	12.22%	13.70%	12.91%
Group Excess Spread (5)	$218,253,017.51	$190,509,203.14	$215,632,316.75	$208,131,512.47
Group Excess Spread Percentage (6)	12.86%	12.27%	13.76%	12.96%

14. Weighted Average Coupon Interest Rates: (7)			For this Distribution Date
Coupon interest rate (shown as an annualized percentage of total Nominal Liquidation Amount
at the beginning of February, 2013)			0.95%

Adjusted coupon interest rate (shown as an annualized percentage of total Nominal Liquidation
Amount, excluding interests held by wholly-owned subsidiaries of Discover Bank, at the
beginning of February, 2013)			1.27%

Group coupon interest rate (shown as an annualized percentage of Group Investor Interest at the
beginning of February, 2013)			0.91%

Adjusted group coupon interest rate (shown as an annualized percentage of Group Investor
Interest, excluding interests held by wholly-owned subsidiaries of Discover Bank, at the
beginning of February, 2013)			1.20%

15. Excess Spread Early Redemption Event:	No

U.S. BANK NATIONAL ASSOCIATION
as Indenture Trustee

By:

(1)	Total amount of principal paid through this distribution date with respect to Class D(2009-1) is not shown.
(2)	The targeted deposit to or withdrawal from the Class C Reserve Account on the current distribution date is based on the three-month average Excess Spread Percentage on the previous distribution date.
(3)	The Excess Spread Amount means, generally, with respect to the DiscoverSeries notes for any distribution date: the difference, whether positive or negative, between

(x)	the sum of
(a) the amount of Finance Charge Amounts allocated to the DiscoverSeries pursuant to the Indenture;
(b) any amounts to be treated as Series Finance Charge Amounts and designated to be a part of the Excess Spread Amount pursuant to any Terms Document, including certain Series 2009-SD
Principal Collections so designated through the distribution date in January 2012;
(c) an amount equal to income earned on all funds on deposit in the Principal Funding Account (including all subaccounts of such account) (net of investment expenses and losses); and
(d) the amount withdrawn from the Accumulation Reserve Subaccount to cover the Accumulation Negative Spread on the Principal Funding Subaccounts, and

(y)	the sum of all interest, swap payments or accreted discount and servicing fees for the DiscoverSeries notes and reimbursement of all charged-off receivables allocated to the DiscoverSeries, in each case for the applicable period only.
(4)	The Excess Spread Percentage means, generally, with respect to the DiscoverSeries notes for any distribution date, the Excess Spread Amount, multiplied by twelve and divided by the sum of the Nominal Liquidation
Amount of all outstanding DiscoverSeries notes as of the beginning of the related Due Period.

(5)	The Group Excess Spread is the sum of the series excess spreads for each series, including each subseries, in the group to which the Series 2007-CC Collateral Certificate belongs. For purposes of calculating the Group
Excess Spread, Series Excess Spread for Series 2009-SD, applicable through the distribution date in January 2012, included the Principal Collections available to other series in Group One through reallocation, except for those Principal Collections included by Series 2007-CC in the calculation of Series Excess Spread for the DiscoverSeries. With respect to series other than Series 2007-CC, the “series excess spread” generally means
(w) the sum of the Class A and Class B finance charge collections, interchange and investment income, minus
(x) the sum of
(a) Class A and Class B monthly interest;
(b) Class A and Class B monthly servicing fees;
(c) Class A and Class B monthly charge-offs; and
(d) the credit enhancement fee;
in each case for the distribution date; minus
(y) for any series of certificates that has a subordinated interest rate swap, any payment made by the master trust pursuant to that interest rate swap.
With respect to Series 2007-CC, the “series excess spread” generally means the Excess Spread Amount for the DiscoverSeries notes. See item 13 and footnote 3.
The Group Excess Spread will be reported for so long as the Series 2007-CC collateral certificate is the only collateral certificate owned by the Note Issuance Trust.

(6)	The Group Excess Spread Percentage generally means the Group Excess Spread, multiplied by twelve and divided by the sum of the aggregate investor interest in receivables for all series of master trust certificates as of the beginning of the related Due Period.
(7)	Coupon interest is the sum of the monthly interest deposited into the DiscoverSeries interest funding subaccounts and relating to the current interest accrual period. The Group coupon interest is the sum of such monthly interest deposited into the series interest funding accounts for all series and subseries in the group to which the Series 2007-CC Collateral Certificate belongs.